SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 08, 2023	Apr. 30, 2023	Jun. 27, 2023	Dec. 31, 2022	Dec. 01, 2022	Nov. 04, 2022	May 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Jun. 28, 2021
Common Class A
Subsequent Event [Line Items]
Common stock, issued (in shares)				9,594,989				10,877,989
Common stock, issued										$ 538
Class A exchangeable shares
Subsequent Event [Line Items]
Common stock, issued (in shares)					608,000	675,000
Common stock, issued				$ 422		$ 27		$ 535
Class C shareholders
Subsequent Event [Line Items]
Common stock, issued (in shares)				40,934,623				23,544,548
Common stock, issued							$ 450		$ 250	$ 712
Revolving Credit Facility | Secured Credit Facility | Line of Credit
Subsequent Event [Line Items]
Credit facility, term				364 days
Subsequent Event
Subsequent Event [Line Items]
Merger Agreement, Consideration To Be Transferred	$ 1,100
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued			1,165,000
Subsequent Event | Brookfield Corporation
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted			1,165,000
Subsequent Event | Class A exchangeable shares
Subsequent Event [Line Items]
Common stock, issued (in shares)			309,307
Subsequent Event | Class C shareholders
Subsequent Event [Line Items]
Dividends, Common Stock, Stock			$ 38
Common stock, issued (in shares)			380,268
Common stock, issued			$ 10
Subsequent Event | Revolving Credit Facility | Secured Credit Facility | Line of Credit
Subsequent Event [Line Items]
Repayments of Lines of Credit		$ 500
Credit facility, term		364 days
Line of Credit Facility, Remaining Borrowing Capacity		$ 500